Condensed Financial Information (Parent Company Only) - Condensed Balance Sheets (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Assets
Cash and cash equivalents	$ 30,080	$ 82,999
Other assets	6,793	5,173
Total assets	757,400	724,456
Liabilities and Stockholders' Equity
Subordinated debentures	23,726	23,665
Stockholders' equity	59,737	71,701	$ 68,328
Total liabilities and stockholders' equity	757,400	724,456
Parent Company
Assets
Cash and cash equivalents	11,273	9,092
Investment in the Bank	69,914	85,954
Other assets	3,110	1,182
Total assets	84,297	96,228
Liabilities and Stockholders' Equity
Subordinated debentures	23,726	23,665
Other liabilities	834	862
Stockholders' equity	59,737	71,701
Total liabilities and stockholders' equity	$ 84,297	$ 96,228